Product Revenue, Reserve and Allowance (Tables)	12 Months Ended
Dec. 31, 2021
Gelesis
Schedule of activity in the product revenue reserve and allowance

Product Revenue Reserves
Balance at December 31, 2019	$—
Provision related to product sales	980
Credits and payments made	(966)
Balance at December 31, 2020	14
Provision related to product sales	522
Credits and payments made	(454)
Balance at December 31, 2021	$82